Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Note 3. Discontinued operations

In November 2018 the management of the Company’s then 51% controlled subsidiary, Banana Whale Studios PTE Ltd. (“BWS”), entered into discussions whereby the Company would sell its shares of BWS to a third party. Under the agreement, which has an effective date of January 1, 2019, the Company received cash of $1,500,000 and a promissory note of $500,000 and the return of the 7,383,000 Company shares issued on acquisition. The Company shares are held in Escrow for a minimum of three months to secure certain warranties given by the Company on closure.

The Company realized a gain of $553,000 on the sale of its 51% interest is BWS during the six months ended June 30, 2019.

Note 4. Discontinued Operations

In November 2018 the management of the Company’s then 51% controlled subsidiary, Banana Whale Studios PTE Ltd., entered into discussions whereby the Company would sell its shares of BWS to a third party. Under the agreement dated January 31, 2019, the Company received cash of $1,500,000 and a promissory note of $500,000 and the return of the 7,383,000 Company shares issued on acquisition. The Company shares are held in Escrow for three months to secure certain warranties given by the Company on closure.

The Company has accounted for the operations as discontinued operations. The statement of operations include discontinued operations as follows: (in thousands)

Year ended December 31,
2018

Revenue	$156
Cost of Revenue
Hardware	504
504
Gross Deficit	(348)
Expenses
General and administrative	551
Depreciation	9
560
Loss from Discontinued Operations	$(908)

The balance sheet of discontinued operations as at December 31, 2018 is as follows: (in thousands)

December 31,
2018

Current assets
Cash	$18
Accounts Receivable	111
129
Property and equipment	36
$165
Current liabilities
Accounts payable	$1
Loans payable	300
$301
Shareholder deficiency	(136)
$165

In the year ended December 31, 2017 the Company disposed of a Voice over I.P. software business together with the subsidiaries incorporated in Ireland, Switzerland and United Kingdom, which were involved in that business segment to Mr. Collins, the former Chief Executive Officer of the Company. In consideration Mr. Collins forgave the liability of $1.97 million then due to Mr. Collins. The Company accounted for the operations of this business segment as discontinued operations. The 2017 statement of operations include discontinued operations as follows (in thousands)

Year ended December 31,
2017

Revenue	$496
Cost of Revenue	1,012
Gross Deficit	(516)
Expenses
General and administrative	998
Depreciation	5
Research and development	255
1,258
Impairment Loss	(622)
Income Taxes	21
Loss from Discontinued Operations	$(2,375)